Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income from operations before income taxes, based on geographic location of the operations to which such earnings are attributable, is provided below.

	Years Ended December 31,
	2014	2013	2012
United States	$155.0	$125.9	$231.9
Non-United States	3.2	1.7	2.4
Income from operations before income taxes	$158.2	$127.6	$234.3

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following:

	Years Ended December 31,
	2014	2013	2012
Current:
Federal	$32.3	$18.5	$65.6
State and local	5.3	3.5	5.4
Foreign	0.5	0.1	1.0
	$38.1	$22.1	$72.0
Deferred:
Federal	$17.6	$15.5	$6.8
State and local	(1.9)	0.5	0.2
Foreign	—	—	0.1
	15.7	16.0	7.1
United States and foreign tax expense on income	$53.8	$38.1	$79.1